Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000159803 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class I
Trading Symbol	VLPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class I / VLPIX	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
As a sector fund, performance relative to the Alerian Midstream Energy Index typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were DT Midstream, Cheniere Energy, MPLX, Williams Companies, and TC Energy. The biggest absolute detractors from performance during the period were ONEOK, Venture Global, Kinetik, PG&E, and Targa Resources. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Natural gas demand growth	Positive	Midstream companies benefited from a wave of new natural gas demand during the reporting period, which was anchored by increasing liquefied natural gas (LNG) exports and power generation needs. This drove both volume increases and new project development activity.

Artificial intelligence/Data centers	Positive	Market exuberance for the artificial intelligence theme drove a meaningful expansion of valuations for companies exposed to data center projects. This was largely a positive factor during the period, but it poses a potential risk to stock prices should this enthusiasm reverse.

Lower oil prices	Negative	Crude oil prices declined during the period, primarily triggered by OPEC+ ending a period of curtailed production, which stoked oversupply concerns. This broadly weighed on stock performance for midstream companies that operate primarily in oil-focused regions.

Tariffs and trade friction	Negative	The energy sector sold off broadly on initial tariff announcements given the potential for disruption to trade patterns and slower overall economic growth. This was another factor contributing to the weakness in crude oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Select MLP and Energy Fund (Class I/VLPIX) at NAV(1)	5.53%	29.67%	8.92%
FT Wilshire 5000 Index	20.86%	16.98%	14.25%
Alerian Midstream Energy Index	6.99%	26.98%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 43,526,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 298,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Fund net assets (‘000s)	$43,526
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$298
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks & MLP Interests		100%
Diversified	37%
Natural Gas Pipelines	23%
Electric, LDC & Power	17%
Liquefied Natural Gas	9%
Petroleum Transportation & Storage	7%
Downstream/Other	4%
Gathering/Processing	2%
Upstream	1%
Total		100%
(1)	Percentage of total investments as of October 31, 2025.

C000159802 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class C
Trading Symbol	VLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class C / VLPCX	$220	2.15%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
As a sector fund, performance relative to the Alerian Midstream Energy Index typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were DT Midstream, Cheniere Energy, MPLX, Williams Companies, and TC Energy. The biggest absolute detractors from performance during the period were ONEOK, Venture Global, Kinetik, PG&E, and Targa Resources. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Natural gas demand growth	Positive	Midstream companies benefited from a wave of new natural gas demand during the reporting period, which was anchored by increasing liquefied natural gas (LNG) exports and power generation needs. This drove both volume increases and new project development activity.

Artificial intelligence/Data centers	Positive	Market exuberance for the artificial intelligence theme drove a meaningful expansion of valuations for companies exposed to data center projects. This was largely a positive factor during the period, but it poses a potential risk to stock prices should this enthusiasm reverse.

Lower oil prices	Negative	Crude oil prices declined during the period, primarily triggered by OPEC+ ending a period of curtailed production, which stoked oversupply concerns. This broadly weighed on stock performance for midstream companies that operate primarily in oil-focused regions.

Tariffs and trade friction	Negative	The energy sector sold off broadly on initial tariff announcements given the potential for disruption to trade patterns and slower overall economic growth. This was another factor contributing to the weakness in crude oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Select MLP and Energy Fund (Class C/VLPCX) at NAV(1) and with CDSC(2)	4.45%	28.41%	7.83%
FT Wilshire 5000 Index	20.86%	16.98%	14.25%
Alerian Midstream Energy Index	6.99%	26.98%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 43,526,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 298,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Fund net assets (‘000s)	$43,526
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$298
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks & MLP Interests		100%
Diversified	37%
Natural Gas Pipelines	23%
Electric, LDC & Power	17%
Liquefied Natural Gas	9%
Petroleum Transportation & Storage	7%
Downstream/Other	4%
Gathering/Processing	2%
Upstream	1%
Total		100%
(1)	Percentage of total investments as of October 31, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000159801 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Select MLP and Energy Fund
Class Name	Class A
Trading Symbol	VLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class A / VLPAX	$144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
As a sector fund, performance relative to the Alerian Midstream Energy Index typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were DT Midstream, Cheniere Energy, MPLX, Williams Companies, and TC Energy. The biggest absolute detractors from performance during the period were ONEOK, Venture Global, Kinetik, PG&E, and Targa Resources. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Natural gas demand growth	Positive	Midstream companies benefited from a wave of new natural gas demand during the reporting period, which was anchored by increasing liquefied natural gas (LNG) exports and power generation needs. This drove both volume increases and new project development activity.

Artificial intelligence/Data centers	Positive	Market exuberance for the artificial intelligence theme drove a meaningful expansion of valuations for companies exposed to data center projects. This was largely a positive factor during the period, but it poses a potential risk to stock prices should this enthusiasm reverse.

Lower oil prices	Negative	Crude oil prices declined during the period, primarily triggered by OPEC+ ending a period of curtailed production, which stoked oversupply concerns. This broadly weighed on stock performance for midstream companies that operate primarily in oil-focused regions.

Tariffs and trade friction	Negative	The energy sector sold off broadly on initial tariff announcements given the potential for disruption to trade patterns and slower overall economic growth. This was another factor contributing to the weakness in crude oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at NAV(1)	5.21%	29.33%	8.65%
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at POP(2),(3)	(0.57)%	27.87%	8.04%
FT Wilshire 5000 Index	20.86%	16.98%	14.25%
Alerian Midstream Energy Index	6.99%	26.98%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 43,526,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 298,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)
Fund net assets (‘000s)	$43,526
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$298
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks & MLP Interests		100%
Diversified	37%
Natural Gas Pipelines	23%
Electric, LDC & Power	17%
Liquefied Natural Gas	9%
Petroleum Transportation & Storage	7%
Downstream/Other	4%
Gathering/Processing	2%
Upstream	1%
Total		100%
(1)	Percentage of total investments as of October 31, 2025.